Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Schedule of Provisions

	June 30, 2025	December 31, 2024
	$	$
Provision for WHT	3,434,062	3,434,062
Total	3,434,062	3,434,062